DERIVATIVE INSTRUMENTS AND HEDGING (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Fair Value of Derivative Instruments by Balance Sheet Location

The following tables provide information on the Company’s hedging and derivative positions and activity.

	December 29, 2012		December 31, 2011
(In thousands)	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities
Designated cash flow hedges:
Foreign exchange contracts	$565	$323	$284	$—
Non-designated hedging instruments:
Foreign exchange contracts	—	9	57	92
Commodity contracts – fuel	201	—	—	251

Total	$766	$332	$341	$343

Schedule of Derivative Instruments by Income Statement Location

	Non-Designated Hedging Instruments			Designated Cash Flow Hedges
	Amounts of Gain/(Loss) Recognized in Statement of Operations (a)(b)			(Gain)/Loss Recognized in OCI			(Gains)/Loss Reclassified from OCI to Statement of Operations (c)
(In thousands)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Foreign exchange contracts	$(3,066)	$(6,452)	$(117)	$(515)	$1,646	$(1,982)	$(165)	$1,123	$(2,229)
Commodity contracts-fuel	452	3,601	253	—	—	—	—	—	—

Total	$(2,614)	$(2,851)	$136	$(515)	$1,646	$(1,982)	$(165)	$1,123	$(2,229)

(a)	Foreign exchange contracts amounts are included in Miscellaneous income, net
(b)	Approximately 60% of the fuel commodity contracts amounts are reflected in Cost of goods sold and occupancy costs. The remaining 40% of the amounts are reflected in Operating and selling expenses.
(c)	Included in Cost of goods sold and occupancy costs.